UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-3333

Exact Name of Registrant as Specified in Charter:  USAA TAX EXEMPT FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA TAX EXEMPT FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA CALIFORNIA BOND FUND -  3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2005

 [LOGO OF USAA]
    USAA(R)

                                 USAA CALIFORNIA
                                       BOND Fund

                                          [GRAPHIC OF USAA CALIFORNIA BOND FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    DECEMBER 31, 2005

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA CALIFORNIA BOND FUND
DECEMBER 31, 2005 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         PERIODIC AUCTION RESET BONDS - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest-rate reset date to the extent that there are sufficient bids in the auction.

         VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

              (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

              (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from JPMorgan Chase Bank, N.A.

              (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from the following: California Health Insurance Construction Loan Insurance Program or California State Teachers' Retirement System.

              (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. The insurance does not guarantee the market value of the security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

              COP     Certificate of Participation

              ETM     Escrowed to final maturity

              GO      General Obligation

              MFH     Multifamily Housing

              MLO     Municipal Lease Obligation

              PCRB    Pollution Control Revenue Bond

              PRE     Prerefunded to a date prior to maturity

              RB      Revenue Bond

              SAVRS   Select Auction Variable Rate Securities

              USD     Unified School District

2

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                          COUPON             FINAL       MARKET
   AMOUNT    SECURITY                                                                RATE          MATURITY        VALUE
------------------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (95.3%)

             CALIFORNIA (94.3%)
  $ 2,835    Anaheim Public Financing Auth. RB, Series 2002B (INS)                   5.25%       10/01/2018     $  3,082
    4,500    Antelope Valley Healthcare District RB, Series 1997B (INS)              5.20         1/01/2027        4,718
   16,700    Association of Bay Area Governments Finance Auth. COP,
                Series 1999 (INS)                                                    6.20        11/01/2029       18,120
             Chaffey Community College District GO,
    2,140       Series 2002A (PRE)(INS)                                              5.25         7/01/2022        2,364
      110       Series 2002A (INS)                                                   5.25         7/01/2022          119
    5,995    Chaffey Joint Union High School District GO, Series 1998C (INS)         5.38         5/01/2023        6,534
    2,200    Chino Valley USD GO, Series 2002A (INS)                                 5.38         8/01/2019        2,422
    5,000    Coronado Community Development Agency Tax Allocation Bonds,
                Series 2000 (INS)                                                    5.60         9/01/2030        5,409
             Educational Facilities Auth. RB,
    6,000       Series 2000 (Univ. of the Pacific) (INS)                             5.75        11/01/2030        6,527
    8,000       Series N (Stanford Univ.)                                            5.20        12/01/2027        8,312
    5,945    Escondido COP, Series 2000A (INS)                                       5.75         9/01/2030        6,491
             Fairfield-Suisun USD GO,
    1,855       Series 2002 (INS)                                                    5.25         8/01/2019        2,026
    1,955       Series 2002 (INS)                                                    5.25         8/01/2020        2,113
    2,025       Series 2002 (INS)                                                    5.25         8/01/2021        2,189
    2,000    Fontana USD GO, Series 1990D (INS)                                      5.75         5/01/2022        2,179
    1,500    Fresno Airport RB, Series 2000A (INS)                                   5.50         7/01/2030        1,613
             Garden Grove Agency Community Development Tax Allocation Bonds,
    2,700       Series 2003 (INS)                                                    5.38        10/01/2018        2,950
    1,420       Series 2003 (INS)                                                    5.38        10/01/2019        1,551
    1,650    Glendora USD GO, Series 2000A (PRE) (INS)                               5.38         9/01/2025        1,807
             Golden State Tobacco Securitization RB (State Appropriation Enhanced),
   12,000       Series 2003B (PRE)                                                   5.50         6/01/2033       13,355
   18,000       Series 2005A (INS)                                                   4.57(a)      6/01/2022       14,715
             Health Facilities Financing Auth. RB,
    1,000       Series 1997A (Sunny View) (NBGA)                                     5.50         1/01/2019        1,032
    1,250       Series 1998B (Kaiser Permanente) (ETM)                               5.00        10/01/2020        1,311
    2,200       Series 2004A (Marshall Medical Center) (NBGA)                        5.00        11/01/2024        2,283
    2,000       Series 2004A (Marshall Medical Center) (NBGA)                        5.00        11/01/2029        2,057
    4,000       Series 2005 (Cedars Sinai Medical Center)                            5.00        11/15/2027        4,098
   11,510       Series 2005 (Cedars Sinai Medical Center)                            5.00        11/15/2034       11,728
    4,180    Hollister Joint Powers Financing Auth. RB (INS)                         5.90        12/01/2023        4,226
    3,000    Housing Finance Agency MFH RB, Series 1996A (INS)                       6.05         8/01/2027        3,100
             Infrastructure and Economic Development Bank RB,
    1,000       Series 2000 (Scripps Research Institute)                             5.63         7/01/2020        1,049
    1,250       Series 2000 (Scripps Research Institute)                             5.75         7/01/2030        1,316
    9,690       Series 2005A (Scripps Research Institute)                            5.00         7/01/2029       10,050
    5,000    Irvine USD Financing Auth. Special Tax RB, Series 2005A (INS)           5.00         9/01/2038        5,196
    1,335    Little Lake City School District GO, Series 2000B (INS)                 5.25         7/01/2022        1,442
             Los Angeles Department of Water and Power RB,
   10,000       Series 2001A (INS)                                                   5.25         7/01/2018       10,758
   20,700       Series 2003A, Subseries A-2                                          5.00         7/01/2030       21,493
             Los Angeles USD GO,
    4,100       Series E (Election of 1997) (PRE)(INS)                               5.50         7/01/2017        4,557
    6,000       Series E (Election of 1997) (PRE)(INS)                               5.50         7/01/2018        6,668
             Menlo Park Community Development Agency Tax Allocation Bonds,
    2,500       Series 2000 (INS)                                                    5.45         6/01/2021        2,711
    6,390       Series 2000 (INS)                                                    5.50         6/01/2025        6,911
    4,030    Mt. San Antonio Community College District GO, Series A (PRE)(INS)      5.38         5/01/2022        4,474

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                          COUPON             FINAL       MARKET
   AMOUNT    SECURITY                                                                RATE          MATURITY        VALUE
------------------------------------------------------------------------------------------------------------------------
             Norwalk Redevelopment Agency Tax Allocation Refunding Bonds,
  $ 5,000       Series 2005A (INS)                                                   5.00%       10/01/2030     $  5,230
    3,500       Series 2005A (INS)                                                   5.00        10/01/2035        3,652
   15,200    Oakland USD GO, Series 2000F (INS)                                      5.50         8/01/2024       16,386
             Orange County Water District COP,
    1,000       Series 2003B (INS)                                                   5.38         8/15/2020        1,086
    1,780       Series 2003B (INS)                                                   5.38         8/15/2022        1,928
    2,695    Palos Verdes Peninsula USD GO, Series A (PRE)(INS)                      5.25        11/01/2020        2,944
    2,000    Port of Oakland RB, Series 2002M (INS)                                  5.25        11/01/2020        2,156
    5,000    Poway Redevelopment Agency Tax Allocation RB, Series 2000 (INS)         5.75         6/15/2033        5,535
             Riverside County Public Financing Auth. Tax Allocation RB,
    3,860       Series 1997A (PRE)                                                   5.63        10/01/2033        4,001
    2,500       Series 2005A (INS)                                                   5.00        10/01/2025        2,615
    7,070       Series 2005A (PRE)                                                   5.63        10/01/2033        7,333
    2,470       Series 2005A                                                         5.63        10/01/2033        2,508
    3,000       Series 2005A (INS)                                                   5.00        10/01/2035        3,102
    2,825    Sacramento County Airport Systems RB, Series 2002A (INS)                5.25         7/01/2022        3,035
   20,225    Sacramento County Sanitation District Finance Auth. RB,
                Series 2000 (PRE) (INS)                                              5.63        12/01/2030       22,455
             Sacramento Financing Auth. RB (MLO),
    1,340       Series 2002A (City Hall) (INS)                                       5.25        12/01/2016        1,468
      895       Series 2002A (City Hall) (INS)                                       5.25        12/01/2017          972
    2,935       Series 2002A (City Hall) (PRE)(INS)                                  5.38        12/01/2021        3,252
    6,000    Sacramento Power Auth. RB, Series 1995 (PRE)                            6.00         7/01/2022        6,202
             Sacramento Utility District Electric RB,
    2,410       Series 2002Q (INS)                                                   5.25         8/15/2021        2,598
    1,000       Series 2002Q (INS)                                                   5.25         8/15/2022        1,078
             San Bernardino County Redevelopment Agency Tax Allocation Bonds,
   12,805       Series 2005A (San Sevaine Redevelopment Project) (INS)               5.00         9/01/2030       13,150
    5,000       Series 2005A (San Sevaine Redevelopment Project) (INS)               5.00         9/01/2035        5,119
             San Diego County COP (MLO),
    1,540       Series 2005 (INS)                                                    5.00         2/01/2029        1,609
    2,000       Series 2005 (INS)                                                    5.00         2/01/2030        2,087
   18,000    San Francisco Bay Area Rapid Transit RB, Series 1999 (PRE)(INS)         5.50         7/01/2029       19,507
             San Francisco City and County Airport RB,
    3,190       2nd Series-Issue 24B (INS)                                           5.63         5/01/2025        3,451
    8,845       2nd Series-Issue 24B (INS)                                           5.63         5/01/2030        9,549
    5,000       2nd Series-Issue 29B (INS)                                           5.13         5/01/2017        5,350
             San Jose GO,
    2,365       Series 2001 (Library & Parks Project) (INS)                          5.10         9/01/2020        2,522
    2,000       Series 2001 (Library & Parks Project) (INS)                          5.10         9/01/2021        2,132
    4,705    San Jose MFH RB, Series 1992A                                           4.95         4/01/2012        4,832
   14,000    Santa Ana USD GO, Series 2000 (INS)                                     5.70         8/01/2029       15,261
   11,215    Santa Clara Valley Water District RB, Series 2000A (INS)                5.63         2/01/2025       12,060
   10,000    South Orange County Public Financing Auth. Special Tax RB,
                Series 2005A (INS)                                                   5.00         8/15/2032       10,381
    5,000    State Department Water Resources Power Supply RB,
                Series 2002A (PRE)(INS)                                              5.38         5/01/2022        5,551
             State Department Water Resources Water System RB,
    2,530       Series 2005AD (INS)                                                  5.00        12/01/2027        2,671
    3,380       Series 2005AD (INS)                                                  5.00        12/01/2028        3,563
             State GO,
    7,000       Series 1999 (INS)                                                    5.50         9/01/2024        7,602
    6,470       Series 1999 (PRE)(INS)                                               5.88        10/01/2026        7,119
    3,530       Series 1999 (INS)                                                    5.88        10/01/2026        3,839
   27,825       Series 2000 (PRE)(INS)                                               5.75         3/01/2030       30,681
   10,000       Series 2005                                                          5.00         6/01/2031       10,368
    6,770       Series 2005                                                          5.00         3/01/2032        7,031

4

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                          COUPON             FINAL       MARKET
   AMOUNT    SECURITY                                                                RATE          MATURITY        VALUE
------------------------------------------------------------------------------------------------------------------------
             State Public Works Board Lease RB (MLO),
  $ 5,000       Series 2003C (Department of Corrections)                             5.50%        6/01/2023     $  5,418
    5,500       Series 2004F (The Regents of the Univ. of California)                5.00        11/01/2029        5,692
    2,400       Series 2005A                                                         5.25         6/01/2024        2,572
    2,500       Series 2005A                                                         5.25         6/01/2025        2,673
    7,900       Series 2005A                                                         5.25         6/01/2030        8,373
    3,970    State Univ. Systemwide RB, Series 2005A (INS)                           5.00        11/01/2024        4,205
    5,420    Statewide Communities Development Auth. COP, Lutheran Homes (ETM)       5.75        11/15/2021        5,661
             Statewide Communities Development Auth. RB,
    8,000       Series 2002A (Kaiser Permanente)                                     5.50        11/01/2032        8,363
    5,000       Series 2002A (Univ. Irving Apt.) (INS)                               5.50         8/01/2022        5,287
   17,000       Series 2005A (Sutter Health)                                         5.00        11/15/2043       17,157
   19,080    Suisun City Public Financing Auth. RB, Series 1998A                     5.37(a)     10/01/2033        4,455
             Univ. of California Hospital RB,
    2,000       Series 2004A (UCLA Medical Center) (INS)                             5.50         5/15/2021        2,192
    1,000       Series 2004A (UCLA Medical Center) (INS)                             5.50         5/15/2022        1,096
    1,000       Series 2004A (UCLA Medical Center) (INS)                             5.50         5/15/2024        1,096
             Univ. of California RB,
    4,000       Series 1996 (PRE)(INS)                                               5.75         7/01/2024        4,090
    5,000       Series 2003A (INS)                                                   5.13         5/15/2018        5,391
    6,775       Series 2005G (INS)                                                   4.75         5/15/2030        6,889
    5,000       Series 2005G (INS)                                                   4.75         5/15/2031        5,078
             Val Verde USD COP (MLO),
    2,330       Series 2005B (INS)                                                   5.00         1/01/2024        2,434
    2,200       Series 2005B (INS)                                                   5.00         1/01/2030        2,295
   14,675    Vallejo Sanitation and Flood Control COP, Series 1993 (INS)             5.00         7/01/2019       16,026
    4,250    Ventura County Community College District GO, Series 2002A (INS)        5.50         8/01/2023        4,685
             Washington Township Health Care District RB,
   11,000       Series 1993                                                          5.50         7/01/2018       11,009
    7,845       Series 1993                                                          5.25         7/01/2023        7,850
    7,085       Series 1999                                                          5.13         7/01/2023        7,262
    1,515    Watsonville Hospital RB, Series 1996A (ETM)                             6.20         7/01/2012        1,684
             Westlands Water District Revenue COP,
    3,095       Series 2002A (INS)                                                   5.25         9/01/2020        3,327
    2,260       Series 2002A (INS)                                                   5.25         9/01/2021        2,429

             PUERTO RICO (1.0%)
    6,600    Highway and Transportation Auth. RB, Series Y (PRE) (INS)               5.50         7/01/2026        6,774
                                                                                                                --------
             Total fixed-rate instruments (cost: $625,764)                                                       661,490
                                                                                                                --------
             PUT BONDS (0.4%)

             CALIFORNIA
    3,000    Statewide Communities Development Auth. RB,
                Series 2002E (Kaiser Permanente) (cost: $3,000)                      4.70        11/01/2036        3,081
                                                                                                                --------
             PERIODIC AUCTION RESET BONDS (1.7%)

             CALIFORNIA
             Statewide Communities Development Auth. COP, SAVRS,
    1,950       Series 1998 (INS)                                                    4.30        12/01/2028        1,950
    9,600       Series 1999 (INS)                                                    4.45         5/15/2029        9,600
                                                                                                                --------
             Total periodic auction reset bonds (cost: $11,550)                                                   11,550
                                                                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                          COUPON             FINAL       MARKET
   AMOUNT    SECURITY                                                                RATE          MATURITY        VALUE
------------------------------------------------------------------------------------------------------------------------
             VARIABLE-RATE DEMAND NOTES (1.2%)

             CALIFORNIA
  $ 1,000    Health Facilities Financing Auth. RB,
                Series 2002A (LOC - Wachovia Bank, N.A.)                             3.70%        9/01/2025     $  1,000
      100    State Economic Recovery Bonds,
                Series 2004C-4 (LIQ)                                                 3.70         7/01/2023          100
    2,000    State Financing Auth. PCRB,
                Series 1996F (LOC - JPMorgan Chase Bank, N.A.)                       3.70        11/01/2026        2,000
      400    State GO, Series 2004A-1 (LOC - Citibank, N.A.) (NBGA)                  3.73         5/01/2034          400
    4,900    Statewide Communities Development Auth. RB,
                Series 2001A (LOC - U.S. Bank, N.A.)                                 3.73        10/01/2031        4,900
                                                                                                                --------
             Total variable-rate demand notes (cost: $8,400)                                                       8,400
                                                                                                                --------

             TOTAL INVESTMENTS (COST: $648,714)                                                                 $684,521
                                                                                                                ========

6

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA CALIFORNIA BOND FUND
DECEMBER 31, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this quarterly report pertains only to the USAA California Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

            1. Debt securities are valued each business day by a pricing service
               (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

            2. Securities purchased with original maturities of 60  days or less are valued at amortized cost, which approximates market value.

            3. Securities for which market quotations are not  readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

               Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of December 31, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2005, were $36,180,000 and $373,000, respectively, resulting in net unrealized appreciation of $35,807,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $694,192,000 at December 31, 2005, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
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48462-0206                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Fund' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Company's internal controls or in other factors that could significantly affect the Company's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    FEBRUARY 23, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    FEBRUARY 28, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    FEBRUARY 27, 2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.